Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue, net	$ 6,188	$ 4,019
Cost of revenues (excluded depreciation and amortization expenses)	(4,012)	(2,776)
Selling and distribution expenses	(192)	(154)
General and administrative expenses	(4,334)	(1,534)
Total expenses	(8,538)	(4,464)
Loss from operations	(2,350)	(445)
Other expenses
Interest income	2		[1]
Interest expenses	(246)	(156)
(Loss) Gain on disposal of property and equipment	(141)	28
Government grants	3	30
Other incomes	117		[1]
Total other expenses, net	(265)	(98)
Loss before income taxes	(2,615)	(543)
Income tax expense		(5)
NET LOSS	(2,615)	(548)
Other comprehensive loss
Foreign currency translation adjustment	74	(53)
COMPREHENSIVE LOSS	$ (2,541)	$ (601)
Net loss per share
Diluted	$ 0.14	$ (0.04)
Basic		$ (0.04)
Weighted average number of ordinary shares outstanding
Weighted Average Number of Shares Outstanding, Diluted	18,750	13,875

[1]	Reflects expenses that are immaterial in amount.